Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 20,049	$ 3,334
Accumulated Amortization	(2,821)	(2,507)
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,423	3,334
Accumulated Amortization	(2,695)	$ (2,507)
Noncompete Agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	392
Accumulated Amortization	(31)
Trade Names
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,234
Accumulated Amortization	$ (95)